Loans And Leases (Financing Receivables Credit Quality Indicators) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 413,376	$ 353,050
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		122,896	117,766
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		282,389	225,940
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		6,054	3,621
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,037	5,723
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		0	0
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	[1]	101,975	71,334
Commercial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans			47
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		98,829	70,444
Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,869	286
Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		277	557
Single-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		95,578	92,544
Single-Family Mortgage Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		95,317	92,130
Single-Family Mortgage Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		261	414
Multi-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		35,665	34,291
Multi-Family Mortgage Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		35,036	33,615
Multi-Family Mortgage Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		466	505
Multi-Family Mortgage Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		163	171
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		111,866	105,313
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		67,792	60,936
Real Estate, Commercial, Non-Owner Occupied [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		88	115
Real Estate, Commercial, Non-Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		65,161	58,183
Real Estate, Commercial, Non-Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,711	1,782
Real Estate, Commercial, Non-Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		832	856
Real Estate, Commercial, Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		38,787	35,760
Real Estate, Commercial, Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		37,453	33,493
Real Estate, Commercial, Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,008	1,048
Real Estate, Commercial, Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		326	1,219
Real Estate, Commercial, Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		5,287	8,617
Real Estate, Commercial, Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		5,287	6,380
Real Estate, Commercial, Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans			2,237
Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		42,862	25,822
Construction Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,239	1,997
Construction Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		40,623	23,825
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		25,054	23,109
Home Equity Line of Credit, Originated Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		24,592	22,455
Home Equity Line of Credit, Originated Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		24,516	22,328
Home Equity Line of Credit, Originated Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		76	127
Home Equity Line of Credit, Purchased Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		462	654
Home Equity Line of Credit, Purchased Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		360	512
Home Equity Line of Credit, Purchased Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		102	142
Other Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		376	637
Other Financing Receivable [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 376	$ 637

[1]	Includes $6,008 and $2,874 of commercial leases at December 31, 2017 and December 31, 2016, respectively.